SUBSEQUENT EVENTS (Details) - USD ($)						1 Months Ended	12 Months Ended
	Mar. 28, 2018	Mar. 27, 2018	Mar. 22, 2018	Jan. 30, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2017
Disclosure of subsequent events
Proceeds from exercise of warrants							$ 18,750
Treasury shares issued							1,874,989
Number of shares issued		477,441,751
Number of shares outstanding		477,441,751
Diluted share capital (in shares)		583,569,647
Alternative Conversion Price		$ 151,976,060
Nasdaq notification for non-compliance
Disclosure of subsequent events
Minimum bid price requirement					$ 1.00
Minimum market value requirement			$ 35,000,000
Grace period to regain compliance			180 days		180 days
Series A Warrants
Disclosure of subsequent events
Number of warrants outstanding						25,676,368	25,676,368
Series A Warrants | Warrant Exercises
Disclosure of subsequent events
Number of warrants exercised				0
Number of warrants outstanding				25,676,368
Series B Warrants
Disclosure of subsequent events
Number of warrants outstanding						25,676,368	25,676,368
Series B Warrants | Warrant Exercises
Disclosure of subsequent events
Number of warrants exercised	11,170,788
Number of warrants outstanding	14,505,580	25,676,368
Number of common shares after converting warrants	149,350,096
Series C Warrants
Disclosure of subsequent events
Number of warrants outstanding						10,273,972	10,273,972
Series C Warrants | Warrant Exercises
Disclosure of subsequent events
Number of warrants exercised				0
Number of warrants outstanding				10,273,972
Series D Warrants
Disclosure of subsequent events
Number of warrants exercised						1,874,989
Number of warrants outstanding						1,698,841	1,698,841
Series D Warrants | Warrant Exercises
Disclosure of subsequent events
Number of warrants exercised				1,698,841
Proceeds from exercise of warrants				$ 16,699
Treasury shares issued				1,698,841
Series E Warrants
Disclosure of subsequent events
Number of warrants outstanding						22,431,506	22,431,506
Series E Warrants | Warrant Exercises
Disclosure of subsequent events
Number of warrants exercised				0
Number of warrants outstanding				22,431,506
Series F Warrants
Disclosure of subsequent events
Number of warrants outstanding						22,431,506	22,431,506
Series F Warrants | Warrant Exercises
Disclosure of subsequent events
Number of warrants exercised	21,041,660
Number of warrants outstanding	1,389,846	22,431,506
Number of common shares after converting warrants	223,427,286